Notes Payable and Other Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Notes Payable and Other Debt

Notes payable and other debt consists of the following:

(Amounts in 000’s)	March 31, 2021	December 31, 2020
Senior debt—guaranteed by HUD	$30,875	$31,104
Senior debt—guaranteed by USDA	13,096	13,139
Senior debt—guaranteed by SBA	616	628
Senior debt—bonds	6,500	6,500
Senior debt—other mortgage indebtedness	3,593	3,631
Other debt	1,105	822
Subtotal	55,785	55,824
Deferred financing costs	(1,221)	(1,250)
Unamortized discount on bonds	(131)	(135)
Notes payable and other debt	$54,433	$54,439

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		March 31, 2021	December 31, 2020
Senior debt - guaranteed by HUD (b)
The Pavilion Care Center	Orix Real Estate Capital	12/01/2027	Fixed	4.16%	$956	$986
Hearth and Care of Greenfield	Orix Real Estate Capital	08/01/2038	Fixed	4.20%	1,902	1,920
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	4,935	4,968
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	7,662	7,712
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	6,660	6,705
Georgetown	Midland State Bank	10/01/2046	Fixed	2.98%	3,372	3,394
Sumter Valley	KeyBank	01/01/2047	Fixed	3.70%	5,388	5,419
Total					$30,875	$31,104
Senior debt - guaranteed by USDA (c)
Coosa (d)	Metro City	09/30/2035	Prime + 1.50%	5.50%	5,149	5,149
Mountain Trace (e)	Community B&T	02/24/2037	Prime + 1.75%	5.75%	3,954	3,972
Southland (f)	Cadence Bank, NA	07/27/2036	Prime + 1.50%	6.00%	3,993	4,018
Total					$13,096	$13,139
Senior debt - guaranteed by SBA (g)
Southland	Cadence Bank, NA	07/27/2036	Prime + 2.25%	5.50%	616	628
Total					$616	$628

(a)

Represents cash interest rates as of March 31, 2021 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs, which range from 0.08% to 0.53% per annum.

(b)

For the seven skilled nursing facilities, the Company has term loans insured 100% by HUD with financial institutions. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into each loan, the Company entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. Pursuant to the CARES Act, up to three months of debt service payments for six of the credit facilities can be made from our restricted cash reserves.

(c)

For the three skilled nursing facilities, the Company has term loans insured 70% to 80% by the USDA with financial institutions. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 1% through 2021, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter except Coosa (as defined below) which is 1% thereafter.

(d)

Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through September 1, 2020 for the loan for that certain 122-bed skilled nursing facility commonly known as Coosa, located in Glencoe, Alabama, were deferred (a part of the “USDA Payment Program”). Monthly payments which commenced on October 1, 2020 are being applied to current interest, then deferred interest until the deferred interest is paid in full. Upon expiration of the deferral period, the payments will be re-amortized over the remaining term of the loan.

(e)

Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments which commenced on September 1, 2020 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.

(f)

Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain 126-bed skilled nursing facility commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments which commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.

(g)

For the one skilled nursing facility, commonly known as Southland, the Company has a term loan with a financial institution, which is 75% insured by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		March 31, 2021	December 31, 2020
Senior debt - bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,379	$6,379
Eaglewood Bonds Series B	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	121	121
Total					$6,500	$6,500

(a)	Represents cash interest rates as of March 31, 2021. The rates exclude amortization of deferred financing of approximately 0.15% per annum.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		March 31, 2021	December 31, 2020
Senior debt - other mortgage indebtedness
Meadowood	Exchange Bank of Alabama	05/01/2022	Fixed	4.50%	3,593	3,631
Total					$3,593	$3,631

(a)Represents cash interest rates as of March 31, 2021 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.30% per annum.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		March 31, 2021	December 31, 2020
Other debt
First Insurance Funding	03/01/2021	Fixed	2.38%	$—	$94
Servarus Financial Inc. (a)	11/1/2021	Fixed	5.18%	381	—
Key Bank	08/25/2021	Fixed	0.00%	495	495
FountainHead Commercial Capital - PPP Loan	04/16/2022	Fixed	1.00%	229	229
Marlin Covington Finance	03/11/2021	Fixed	20.17%	—	4
Total				$1,105	$822

(a)	Insurance financing for professional and general liability and property insurance for the Tara Facility in our Healthcare Services segment.

Notes payable and other debt consists of the following:

	December 31,
Amounts in (000's)	2020	2019
Senior debt—guaranteed by HUD	$31,104	$31,996
Senior debt—guaranteed by USDA (a)	13,139	13,298
Senior debt—guaranteed by SBA (b)	628	650
Senior debt—bonds	6,500	6,616
Senior debt—other mortgage indebtedness	3,631	3,777
Other debt	822	539
Sub Total	55,824	56,876
Deferred financing costs	(1,250)	(1,364)
Unamortized discounts on bonds	(135)	(149)
Notes payable and other debt	$54,439	$55,363

(a)	U.S. Department of Agriculture (“USDA”)
(b)	U.S. Small Business Administration (“SBA”)

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2020	December 31, 2019
Senior debt - guaranteed by HUD (b)
The Pavilion Care Center	Orix Real Estate Capital	12/01/2027	Fixed	4.16%	$986	$1,105
Hearth and Care of Greenfield	Orix Real Estate Capital	08/01/2038	Fixed	4.20%	1,920	1,992
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	4,968	5,094
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	7,712	7,909
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	6,705	6,876
Georgetown	Midland State Bank	10/01/2046	Fixed	2.98%	3,394	3,480
Sumter Valley	Key Bank	01/01/2047	Fixed	3.70%	5,419	5,540
Total					$31,104	$31,996
Senior debt - guaranteed by USDA (c)
Coosa (d)	Metro City	09/30/2035	Prime + 1.50%	5.50%	$5,149	$5,212
Mountain Trace (e)	Community B&T	02/24/2037	Prime + 1.75%	5.75%	3,972	4,009
Southland (f)	Cadence Bank, NA	07/27/2036	Prime + 1.50%	6.00%	4,018	4,077
Total					$13,139	$13,298
Senior debt - guaranteed by SBA (g)
Southland	Cadence Bank, NA	07/27/2036	Prime + 2.25%	5.50%	$628	$650
Total					$628	$650

(a)

Represents interest rates as of December 31, 2020 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 0.53% per annum.

(b)

For the seven skilled nursing facilities, the Company has term loans insured 100% by HUD with financial institutions. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into loans, the facilities entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.

(c)

For the three skilled nursing facilities, the Company has term loans with financial institutions, which are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 1% through 2020, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.

(d)

Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through September 1, 2020 for the loan for that certain 122-bed skilled nursing facility commonly known as Coosa, located in Glencoe, Alabama, were deferred (a part of the “USDA Payment Program”). Monthly payments commencing October 1, 2020 are being applied to current interest, then deferred interest until the deferred interest is paid in full. Upon expiration of the deferral period, the payments will be re-amortized over the remaining term of the loan.

(e)

Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace facility loan were deferred. Monthly payments commencing September 1, 2020 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.

(f)

Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain 126-bed skilled nursing facility commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments will recommence November 1, 2020 and the payments will be re-amortized over the remaining term of the loan

(g)	For one facility, the Company has a term loan with a financial institution, which is insured 75% by the SBA. The note matures in 2036.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2020	December 31, 2019
Senior debt - bonds (b)
Eaglewood Bonds Series A (c)	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,379	$6,379
Eaglewood Bonds Series B (c)	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	121	237
Total					$6,500	$6,616

(a)

Represents interest rates as of December 31, 2020 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of approximately 0.15% per annum.

(b)

In April 2012, a wholly-owned subsidiary of the Company entered into a loan agreement with the City of Springfield, Ohio pursuant to which City of Springfield lent to such subsidiary the proceeds from the sale of City of Springfield’s Series 2012 Bonds. The Series 2012 Bonds consist of $6.6 million in Series 2012A First Mortgage Revenue Bonds and $0.6 million in Taxable Series 2012B First Mortgage Revenue Bonds. The bonds are secured by the Company’s assisted living facility located in Springfield, Ohio known as Eaglewood Village and guaranteed by Regional. There is an original issue discount of $0.3 million related to this loan.

(c)

On January 18, 2019, the principal on the bonds was reduced in aggregate by $0.2 million. On December 21, 2018, the Company received $243,467 in cash representing a refund of the original issuance fees of these bonds, into its restricted cash account managed by BOKF, NA, who on January 18, 2019, completed a principal distribution of such funds to notified bondholders on January 15, 2019. This pro-rata distribution was made pursuant to the Order Authorizing Distribution of Settlement Funds Collected in Related Actions Brought by the Securities and Exchange Commission Section 5 filed August 21, 2017 in the United States District Court District of New Jersey styled Securities and Exchange Commission, Plaintiff, v. Christopher Freeman Brogdon, Defendant, and Connie Brogdon, et al., Relief Defendants. Case 2:15-cv-08173-KM-JBC.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2020	December 31, 2019
Senior debt - other mortgage indebtedness
Meadowood	Exchange Bank of Alabama	05/01/2022	Fixed	4.50%	$3,631	$3,777
Total					$3,631	$3,777

(a)	Represents interest rates as of December 31, 2020 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.30% per annum.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		December 31, 2020	December 31, 2019
Other debt
First Insurance Funding	03/01/2021	Fixed	2.38%	$94	$27
KeyBank	08/25/2021	Fixed	0.00%	495	495
FountainHead Commercial Capital - PPP Loan	04/16/2022	Fixed	1.00%	229	—
Marlin Covington Finance	3/11/2021	Fixed	20.17%	4	17
Total				$822	$539

Summary of the Scheduled Maturities

The schedule below summarizes the scheduled gross maturities as of March 31, 2021 for each of the next five years and thereafter.

For the twelve months ended March 31,	(Amounts in 000’s)
2022	$2,667
2023	5,211
2024	1,778
2025	1,867
2026	1,959
Thereafter	42,303
Subtotal	$55,785
Less: unamortized discounts	(131)
Less: deferred financing costs, net	(1,221)
Total notes and other debt	$54,433

The schedule below summarizes the scheduled gross maturities as of December 31, 2020 for each of the next five years and thereafter.

Amounts in (000's)
2021	$2,257
2022	5,222
2023	1,770
2024	1,854
2025	1,948
Thereafter	42,773
Subtotal	55,824
Less: unamortized discounts	(135)
Less: deferred financing costs	(1,250)
Total notes and other debt	$54,439